Fair Value Measurements - Derivative instruments at fair value (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
Fair Value Measurements
Equity derivative contracts	$ 12,957	$ 11,610
Contingent consideration	46,947	30,949
Level 2
Fair Value Measurements
Equity derivative contracts	12,957	11,610
Level 3
Fair Value Measurements
Contingent consideration	$ 46,947	$ 30,949